BUSINESS ACQUISITION - Dada (Details) - USD ($) $ in Thousands	Apr. 30, 2020	Jan. 24, 2019
Shanghai Xiaoxin
Business Acquisition [Line Items]
Cash consideration		$ 69,798
Carrying amount		2,035
Gain on remeasurement of fair value as of acquisition date		26,291
Total		$ 98,124
Dada
Business Acquisition [Line Items]
Cash consideration	$ 10,437
Gain on remeasurement of fair value as of acquisition date	3,855
Total	$ 14,292